Drinker Biddle & Reath LLP

1177 Avenue of the Americas

41ST Floor

New York, New York 10036-2714

(212) 248-3140 (Phone)

(212) 248-3141 (Fax)

www.drinkerbiddle.com

June 1, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Funds (the “Trust”)

1933 Act Registration No. 33-73404

1940 Act Registration No. 811-08236

Ladies and Gentlemen:

On behalf of the Trust and in accordance with Rule 30b2-1(a) under the Investment Company Act of 1940, as amended, we are transmitting for electronic filing the Trust’s report on Form N-CSR for the period ended March 31, 2018.

Please direct any comments to the undersigned at (212) 248-3292.

Very truly yours,

/s/ Stacy H. Louizos
Stacy H. Louizos, Esq.

cc:	Peter K. Ewing

Kevin P. O’Rourke

Jose J. Del Real, Esq.

Angela R. Burke, Esq.

Diana E. McCarthy

Enclosures